LONG TERM BANK LOANS	12 Months Ended
Dec. 31, 2012
LONG TERM BANK LOANS [Abstract]
LONG TERM BANK LOANS

NOTE 14 - LONG TERM BANK LOANS

	Bank Name	Interest Rate per Annum	December 31,
			2012	2011
Due August 8, 2013, guaranteed by ZFX, collateral by Fixes assets	CCB Jiu Jiang Branch	7.31%	4,438,386	4,718,094
Total long-term bank loans			4,438,386	4,718,094
Less: current portion			4,438,386	-
Long-term bank loans, less current portion			$-	$4,718,094

Interest expense, included in the financial expenses in the statement of operations, was $341,834, $133,938 and nil for the years ended December 31, 2012, 2011 and 2010, respectively.